UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2012

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	CONSUMER DISCRETIONARY – 18.5%
5,650	Brown Shoe Co., Inc.	$103,791
11,380	GameStop Corp. - Class A	285,524
19,320	Goodyear Tire & Rubber Co.*	266,809
14,970	Jones Group, Inc.	165,568
40,730	OfficeMax, Inc.	397,525
5,160	Royal Caribbean Cruises Ltd.	175,440
		1,394,657
	CONSUMER STAPLES – 8.0%
25,750	Chiquita Brands International, Inc.*	212,437
22,610	Dole Food Co., Inc.*	259,337
54,430	SUPERVALU, Inc.	134,442
		606,216
	ENERGY – 15.9%
91,970	Cal Dive International, Inc.*	159,108
8,660	Patterson-UTI Energy, Inc.	161,336
8,000	Peabody Energy Corp.	212,880
8,660	Tesoro Corp.	381,473
8,250	Valero Energy Corp.	281,490
		1,196,287
	FINANCIALS – 13.0%
5,910	Argo Group International Holdings Ltd.	198,517
8,320	CNA Financial Corp.	233,043
4,100	Hanover Insurance Group, Inc.	158,834
16,920	PHH Corp.*	384,930
		975,324
	INDUSTRIALS – 20.8%
39,950	Aegean Marine Petroleum Network, Inc.	210,936
40,690	Air Transport Services Group, Inc.*	163,167
14,080	Arkansas Best Corp.	134,464
18,720	Commercial Vehicle Group, Inc.*	153,691
20,530	Genco Shipping & Trading Ltd.*	71,650
5,470	General Cable Corp.*	166,343
32,580	Hawaiian Holdings, Inc.*	214,050
43,860	Meritor, Inc.*	207,458
11,320	Navistar International Corp.*	246,436
		1,568,195
	INFORMATION TECHNOLOGY – 15.4%
30,780	Canadian Solar, Inc.*	104,652

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
26,670	Celestica, Inc.*	$217,360
22,560	Flextronics International Ltd.*	140,098
13,350	Ingram Micro, Inc. - Class A*	225,882
21,270	Sanmina-SCI Corp.*	235,459
13,880	Unisys Corp.*	240,124
		1,163,575
	MATERIALS – 6.4%
49,240	Ferro Corp.*	205,823
7,470	PolyOne Corp.	152,538
9,040	Steel Dynamics, Inc.	124,119
		482,480
	TOTAL COMMON STOCKS (Cost $6,701,741)	7,386,734

Principal Amount

	SHORT-TERM INVESTMENTS – 4.1%
$305,955	UMB Money Market Fiduciary, 0.01%1	305,955

	TOTAL SHORT-TERM INVESTMENTS (Cost $305,955)	305,955

	TOTAL INVESTMENTS – 102.1% (Cost $7,007,696)	7,692,689
	Liabilities in Excess of Other Assets – (2.1)%	(160,087)

	TOTAL NET ASSETS – 100.0%	$7,532,602

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on October 31, 2011.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

Note 3 – Federal Income Tax Information
At December 31, 2012, gross unrealized appreciation and (depreciation) of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$7,007,624

Gross unrealized appreciation	1,197,932
Gross unrealized depreciation	(512,867)

Net unrealized appreciation	$685,065

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$7,386,734	$-	$-	$7,386,734
Short-Term Investments	305,955	-	-	305,955
Total Investments	$7,692,689	$-	$-	$7,692,689

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	2/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	2/26/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	2/26/13

* Print the name and title of each signing officer under his or her signature.